Related parties - Summary of Statement of Profit and Loss of Related Party (Detail) - Boa Vista Servicos S.A [member] - Associacao Commercial De Sao Paulo [member] - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue	R$ 1,323	R$ 2,153
Costs and expenses	R$ 0	R$ 0